Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Contributed Surplus [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2021	$ 58,055	$ 6,035	$ (151)	$ (29,694)	$ 34,245
Balance, beginning of year (in shares) at Dec. 31, 2021	34,946,379
IfrsStatementLineItems [Line Items]
Issuance of shares – private placement	$ 12,988				12,988
Issuance of shares - private placement, Shares	4,747,000
Issuance of shares – options exercised	$ 98	(23)			75
Issuance of shares - options exercised, Shares	66,661
Share issuance costs	$ (1,131)				(1,131)
Share issuance costs – agent warrants	(152)	152
Warrants		444			444
Stock-based compensation		463			463
Other comprehensive loss			330		330
Net loss				(6,675)	(6,675)
Ending balance, value at Jun. 30, 2022	$ 69,858	7,071	179	(36,369)	40,739
Balance, end of year (in shares) at Jun. 30, 2022	39,760,040
Beginning balance, value at Dec. 31, 2022	$ 75,983	7,088	1,403	(47,642)	36,832
Balance, beginning of year (in shares) at Dec. 31, 2022	44,742,039
IfrsStatementLineItems [Line Items]
Issuance of shares – private placement	$ 867				867
Issuance of shares - private placement, Shares	925,667
Share issuance costs	$ (44)				(44)
Stock-based compensation		389			389
Other comprehensive loss			(758)		(758)
Net loss				(3,136)	(3,136)
Ending balance, value at Jun. 30, 2023	$ 76,806	$ 7,477	$ 645	$ (50,778)	$ 34,150
Balance, end of year (in shares) at Jun. 30, 2023	45,667,706